As filed with the Securities and Exchange Commission on December 4, 2006

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21716

                    LEHMAN BROTHERS RESERVE LIQUIDITY SERIES
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

      Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                    Lehman Brothers Reserve Liquidity Series
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                          Washington, D.C.  20006-1600
                  (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2007

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1.   REPORTS TO SHAREHOLDERS.


[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Reserve Liquidity Series

Prime Reserve Money Fund




Semi-Annual Report
September 30, 2006

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Contents

   THE FUND

   Chairman's Letter ....................................................  1

   PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

   Prime Reserve Money Fund..............................................  2

   Fund Expense Information..............................................  6

   FINANCIAL STATEMENTS..................................................  8

   FINANCIAL HIGHLIGHTS/PER SHARE DATA................................... 15

   THE PORTFOLIO

   SCHEDULE OF INVESTMENTS............................................... 17

   FINANCIAL STATEMENTS.................................................. 22

   FINANCIAL HIGHLIGHTS.................................................. 27

   Directory............................................................. 29

   Proxy Voting Policies and Procedures.................................. 30

   Quarterly Portfolio Schedule.......................................... 30

   Board Consideration of the Management and Sub-Advisory Agreements..... 31

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       (C)2006 Lehman Brothers Asset Management Inc. All rights reserved.

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Chairman's Letter


Dear Shareholder,

I am pleased to present to you this semi-annual report for the Lehman Brothers Prime Reserve Money Fund for the period ended September 30, 2006. The report includes portfolio commentary, a listing of the Fund's investments, and its financial statements for the reporting period.

This report covers six months of the Fund's operation, from April 1 to September 30, 2006. For the fixed income markets, the period was characterized by the first pause in the cycle of monetary tightening pursued by the Federal Reserve since June 2004. After two 25-basis-point increases early in the period, the key Fed Funds rate has held steady at 5.25% since June. The Federal Reserve continues to articulate concerns about inflation, and to issue guidance that it will be data dependent, meaning that it will look to future data releases to assess how well past rate increases have contained inflation and engineered a soft landing for the economy as growth slows. This will determine whether it believes further increases will be necessary, or if rates will be reduced.

Over the past six months, the Fund performed admirably and as expected. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients' principal and maintain daily liquidity and diversification.

Sincerely,

/s/ P. Sundman signature

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS RESERVE LIQUIDITY SERIES

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Reserve Liquidity Series Portfolio Commentary

We are pleased to report that the Lehman Brothers Prime Reserve Money Fund delivered positive returns and outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average during the period from April 1, 2006 through September 30, 2006.

The first three months of the period were marked by a continuation of the Federal Reserve's current cycle of tightening, bringing the total number of increases to 17, which have added 425 basis points to the key Fed Funds rate over two years. Beginning in April, the Federal Reserve warned market participants not to draw conclusions about the future path of interest rates. On multiple occasions, the Fed reminded investors that the effects of monetary policy changes tend to be delayed as they work their way through the economic system, and that any future rate increases would be dependent on forthcoming data. Nevertheless, the two increases were anticipated by the bond market, and Treasury interest rates increased across the yield curve in April, May and June. The May increase in two-year note yields marked the first close above 5% since 2001.

In the statement accompanying its June rate decision, the Fed acknowledged that previous tightening moves had likely fostered the desired slowdown of economic growth, as evidenced by declining housing statistics and higher energy costs that were beginning to restrain consumer balance sheets. Data releases throughout July reinforced this view, and the Fed paused its cycle of tightening by leaving rates unchanged at both its early August and late September meetings.

Over the last three months of the period, data releases indicated that a housing correction is underway, with housing starts falling to a three-year low and home prices in many areas beginning to decline. Although inflation remains elevated by some measures, prices, on balance, have been held in check. Core producer prices fell in August while crude oil prices headed to a six-month low, due to easing tensions in the Middle East and rising U.S. supply.

The combination of slower economic growth and a pause in the Fed's two-year tightening campaign led to a rally in bonds, with the market delivering its best quarterly total return in four years and the fifth best in the last 10 years,* as average yields declined roughly 50 basis points.

Going forward, we expect the Fed to leave rates unchanged as it assesses the macroeconomic impact of a housing-led slowdown on the broader economy. Inflation data will continue to be diligently watched, but given the economic deceleration that is beginning to take shape, we feel that the Fed will be hard-pressed to raise short-term rates. Ultimately, we anticipate that the next move by the Fed will be to cut rates. In the interim, we anticipate that market rates will be range bound, as the market and the Fed digest incoming data. We would anticipate selectively adding to duration as opportunities arise.

Prime Reserve Money Fund

For the period from April 1, 2006 through September 30, 2006, the Lehman Brothers Prime Reserve Money Fund returned 2.51% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 2.43%. The Fund closed the period with a 5.21% seven-day current yield and a 5.35% seven-day effective yield; this more closely reflects current earnings than the six-month figure.

Sincerely,

/s/ John Donohue           /s/ Eric Hiatt

JOHN C. DONOHUE AND ERIC D. HIATT
PORTFOLIO CO-MANAGERS

*As measured by the Lehman Brothers U.S. Aggregate Index.

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PERFORMANCE HIGHLIGHTS

Lehman Brothers Reserve Liquidity Series
                                                         For the 7 Days Ended 9/30/2006
                                         Inception Date Current Yield/2/ Effective Yield/2/
Prime Reserve Money Fund/1/                4/11/2005         5.21%             5.35%

  Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888-556-9030. The composition, industries and holdings of each fund are subject to change.

  An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PRIME PORTFOLIO

                   Maturity Diversification (% by Maturity)

                 1 - 7 Days                        22.2%
                 8 - 30 Days                       23.5
                31 - 90 Days                       43.5
                91 - 180 Days                       9.6
               181+ Days                            1.2

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Endnotes


1 Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Lehman Brothers Prime Reserve Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Fund are limited to 0.20% of average daily net assets. The undertaking lasts until March 31, 2009. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended September 30, 2006, if this reimbursement was not made, performance would be lower for the Fund.

    Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of the average net assets of the corresponding Portfolio in which the Fund invests. This undertaking is terminable by Management upon notice to the Portfolio. As a result of this waiver, the Fund indirectly received a management fee waiver and the investment management fee of the corresponding Portfolio was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for the Fund.

2 "Current Yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

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Glossary of Indices

The iMoneyNet Money Fund       Measures the performance of institutional money
Report Taxable First Tier      market mutual funds which invest in anything
Institutional Average:         allowable, except Second Tier Commercial Paper.

Lehman Brothers U.S.           An unmanaged index that represents the U.S.
Aggregate Index:               domestic investment grade bond market. It is
                               comprised of the Lehman Brothers
                               Government/Corporate Bond Index, Mortgage-Backed
                               Securities Index, and Asset-Backed Securities
                               Index, including securities that are of
                               investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

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Information About Your Fund's Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which includes the fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2006 and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and            The first section of the table provides
Performance:                   information about actual account values and
                               actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example           The second section of the table provides
for Comparison Purposes:       information about hypothetical account values
                               and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Expense Information As of 9/30/06 (Unaudited)

PRIME RESERVE MONEY FUND

                    Beginning Account             Ending Account    Expenses Paid During
Actual                    Value                       Value             the Period*
----------------------------------------------------------------------------------------
                        $1,000.00                   $1,025.10             $1.01

Hypothetical (5% annual return before expenses)**
----------------------------------------------------------------------------------------
                        $1,000.00                   $1,023.93             $1.01

* Expenses are equal to the expense ratio for the fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). The fund's expense ratio includes its proportionate share of the expenses of its corresponding portfolio.

**Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

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Statement of Assets and Liabilities (Unaudited)

Reserve Liquidity Series

(000's omitted except per share amounts)
                                                                  Prime Reserve
                                                                     Money Fund

Assets
Investment in corresponding Portfolio, at value (Note A)             $2,588,313
                                                                  -------------
Total Assets                                                          2,588,313
                                                                  -------------

Liabilities
Dividends payable                                                           303
Payable to administrator-net (Note B)                                       182
Accrued expenses and other payables                                          74
                                                                  -------------
Total Liabilities                                                           559
                                                                  -------------
Net Assets at value                                                  $2,587,754
                                                                  -------------

Net Assets consist of:
Paid-in capital                                                      $2,587,802
Accumulated net realized gains (losses) on investment                       (48)
                                                                  -------------
Net Assets at value                                                  $2,587,754
                                                                  -------------
Shares Outstanding ($.001 par value; unlimited shares authorized)     2,587,802
                                                                  -------------
Net Asset Value, offering and redemption price per share                  $1.00
                                                                  -------------

See Notes to Financial Statements

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Statement of Operations

Reserve Liquidity Series

(000's omitted)

                                                                           PRIME RESERVE
                                                                              MONEY FUND
                                                                ------------------------
                                                                For the Six Months Ended
                                                                      September 30, 2006
                                                                             (Unaudited)
Investment Income
Investment income from corresponding Portfolio (Note A)                          $55,426
Expenses from corresponding Portfolio (Notes A & B)                                 (978)
                                                                ------------------------
Net investment income from corresponding Portfolio                               $54,448
                                                                ------------------------

Expenses:
Administration fees (Note B)                                                         844
Distribution fees (Note B)                                                           527
Audit fees                                                                             3
Legal fees                                                                            19
Registration and filing fees                                                         129
Shareholder reports                                                                   17
Shareholder servicing agent fees                                                      11
Trustees' fees and expenses                                                            3
Miscellaneous                                                                         13
                                                                ------------------------
Total expenses                                                                     1,566

Expenses reimbursed by administrator (Note B)                                       (432)
                                                                ------------------------
Total net expenses                                                                 1,134
                                                                ------------------------
Net investment income (loss)                                                     $53,314
                                                                ------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Portfolio                          (29)
                                                                ------------------------
Net increase (decrease) in net assets resulting from operations                  $53,285
                                                                ------------------------

See Notes to Financial Statements

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Statement of Changes in Net Assets

Reserve Liquidity Series

(000's omitted)

                                                                           PRIME RESERVE MONEY FUND
                                                                     ------------------------------------
                                                                                              Period from
                                                                                           April 11, 2005
                                                                       Six Months Ended  (Commencement of
                                                                     September 30, 2006    Operations) to
                                                                            (Unaudited)    March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                    $53,314           $15,354
Net realized gain (loss) on investments from corresponding Portfolio                (29)              (19)
Net increase (decrease) in net assets resulting from operations                  53,285            15,335

Distributions to Shareholders From (Note A):
Net investment income                                                           (53,314)          (15,354)
Total distributions to shareholders                                             (53,314)          (15,354)

From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization                                  --               100
Proceeds from shares sold                                                    11,590,623         7,224,328
Proceeds from reinvestment of dividends and distributions                        52,120            14,808
Payments for shares redeemed                                                 (9,884,441)       (6,409,736)
Net increase (decrease) from Fund share transactions                          1,758,302           829,500
Net Increase (Decrease) in Net Assets                                         1,758,273           829,481

Net Assets:
Beginning of period                                                             829,481                --
End of period                                                                $2,587,754          $829,481
Undistributed net investment income (loss) at end of period                         $--               $--

See Notes to Financial Statements

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Notes to Financial Statements Reserve Liquidity Series (Unaudited)

Note A--Summary of Significant Accounting Policies:

1 General: The Lehman Brothers Prime Reserve Money Fund (the "Fund") is a separate operating series of Lehman Brothers Reserve Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated February 15, 2005. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund had no operations until April 11, 2005 other than matters relating to its organization and the sale on March 21, 2005 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

    The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

    The Fund seeks to achieve its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust, Prime Portfolio (the "Portfolio"), that has an investment objective identical to, and a name similar to, that of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (53.09% at September 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.

3 Income tax information: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined on March 31, 2006, there were no permanent differences resulting from different book and tax accounting.

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    The tax character of distributions paid during the period ended March 31,
    2006 was as follows:

    Distributions Paid From:

                          Ordinary Income         Total
                             $15,353,867        $15,353,867

    As of March 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:


                     Undistributed         Loss
                       Ordinary        Carryforwards
                        Income         and Deferrals       Total

                        $24,959          $(43,745)       $(18,786)


    The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferral, non-deductible organization costs and capital loss carryforwards.

    To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined at March 31, 2006, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                              Expiring in: 2014

                                           $5,650

    Under current tax law, certain net capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the period ended March 31, 2006, the Fund elected to defer $13,136 net capital losses arising between November 1, 2005 and March 31, 2006.

4 Distributions to shareholders: The Fund earns income, net of expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6 Other: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio, if any.

7 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

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Note B--Management Fees, Administration Fees, Distribution Arrangements, and
Other Transactions with Affiliates:

    The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.08% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio). As a result of a management fee waiver at the Portfolio level, for the six months ended September 30, 2006, the Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Portfolio of $211,390.

    Management has contractually undertaken through March 31, 2009 to reimburse the Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.20% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended September 30, 2006, such excess expenses amounted to $431,841.

    The Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement.

    During the six months ended September 30, 2006, there was no reimbursement to Management under this agreement. At September 30, 2006, contingent liabilities to Management under this agreement were as follows:

                              Expiring in:
                              2009         2010        Total
                            $469,019     $431,841     $900,860

    Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to the Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    The Fund also has a distribution agreement with Management. Management receives no commissions for sales or redemptions of shares of beneficial interest, but receives fees from the Fund under the Fund's Plan, as described below.

    Management acts as agent in arranging for the sale of shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan ("Plan"), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the Fund, Management's activities and expenses related to the sale and distribution of the Fund, and ongoing services provided to investors in the Fund, Management receives a fee at the annual rate of 0.05% of average daily net assets. Management receives this amount to provide distribution and shareholder servicing and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules. As of October 2, 2006, the Plan will be eliminated for all series of the Trust.

    The Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2006, the impact of this arrangement was a reduction of expenses of $10,018.

--------------------------------------------------------------------------------

Note C--Investment Transactions:

    During the six months ended September 30, 2006, contributions and withdrawals in the Fund's investment in the Portfolio were as follows:

                   (000's omitted) Contributions Withdrawals
                                    $6,846,519   $5,142,085

Note D--Fund Share Transactions:

    Share activity at $1.00 per share for the six months ended September 30, 2006 and for the period ended March 31, 2006 was as follows:

                         For the Six Months Ended                                      For the Period Ended
                            September 30, 2006                                            March 31, 2006*
                ----------------------------------------------               -----------------------------------------
                              Shares                                                            Shares
                             Issued on                                                         Issued on
                           Reinvestment                                                      Reinvestment
                           of Dividends                                                      of Dividends
                  Shares        and        Shares                      Initial      Shares        and        Shares
(000's omitted)    Sold    Distributions  Redeemed     Total        Capitalization   Sold    Distributions  Redeemed    Total
                11,590,623    52,120     (9,884,441) 1,758,302          100        7,224,328    14,808     (6,409,736) 829,500

*   Period from April 11, 2005 (Commencement of Operations) to March 31, 2006.

Note E--Recent Accounting Pronouncement:

    On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 clarifies the accounting for income taxes, by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 requires that a "more-likely-than-not" threshold be met before the benefit of a tax position may be recognized in the financial statements and prescribes how such benefit should be measured. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, Management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Note F--Unaudited Financial Information:

    The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

--------------------------------------------------------------------------------

Financial Highlights


Prime Reserve Money Fund+

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                    Period from
                                                             Six Months Ended     April 11, 2005^
                                                            September 30, 2006     to March 31,
                                                               (Unaudited)             2006
Net Asset Value, Beginning of Period                              $1.0000             $1.0000
Income From Investment Operations:
Net Investment Income (Loss)                                        .0249               .0354
Net Gains or Losses on Securities                                  (.0000)             (.0000)
Total From Investment Operations                                    .0249               .0354

Less Distributions From:
Net Investment Income                                              (.0249)             (.0354)
Total Distributions                                                (.0249)             (.0354)
Net Asset Value, End of Period                                    $1.0000             $1.0000
Total Return++                                                      +2.51%**            +3.59%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)                          $2,587.8              $829.5
Ratio of Gross Expenses to Average Net Assets#                        .20%*               .20%*
Ratio of Net Expenses to Average Net Assets+++                        .20%*               .20%*
Ratio of Net Investment Income (Loss) to Average Net Assets          5.05%*              3.78%*

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Reserve Liquidity Series (Unaudited)

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Series).

+++ After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Series). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                        Six Months Ended        Period Ended
                                       September 30, 2006    March 31, 2006/(1)/
                                              0.26%                 0.34%

   (1)/ /Period from April 11, 2005 (Commencement of Operations) to March 31, 2006.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

--------------------------------------------------------------------------------

Schedule of Investments Prime Portfolio


PRINCIPAL AMOUNT                                                               RATING        VALUE++
(000's omitted)                                                             Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.6%)
$30,000 Federal Home Loan Bank, 5.40%, due 10/5/07                            AGY   AGY      $30,000

Certificates of Deposit (6.9%)
 25,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                      P-1   A-1+      24,997
 50,000 Calyon NY, Floating Rate Yankee CD, 5.27%, due 10/2/06                P-1   A-1+      49,989(mu)
 10,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                              P-1   A-1+      10,000
 15,000 Charter One Bank NA, CD, 5.37%, due 11/27/06                          P-1   A-1+      15,000
 95,000 Credit Suisse First Boston, Floating Rate Yankee CD,
        5.31% - 5.51%, due 10/2/06 - 10/30/06                                 P-1   A-1       95,003(mu)
 20,000 KBC Bank, Euro CD, 5.23%, due 10/4/06                                 P-1   A-1+      20,000
 50,000 Natexis Banque Populaires, Yankee CD, 5.35%, due 12/28/06             P-1   A-1+      49,999
 30,000 Royal Bank of Scotland NY, Yankee CD, 4.75%, due 12/4/06              P-1   A-1+      29,952
 35,000 Toronto Dominion Bank, Yankee CD, 5.41%, due 2/20/07                  P-1   A-1       35,001
  7,500 Unicredito Italiano NY, Yankee CD, 5.38%, due 2/12/07                 P-1   A-1        7,500
        Total Certificates of Deposit                                                        337,441

Commercial Paper (58.9%)
161,500 Ajax Bambino Funding, Inc., 5.30% - 5.43%, due 10/2/06 - 12/4/06      P-1   A-1+     160,916
 79,045 Atlantic Asset Securitization Corp., 5.27%, due 10/31/06 & 12/20/06   P-1   A-1       78,480
 25,000 Bank of America NA, 5.28%, due 11/20/06                               P-1   A-1+      24,820
 20,000 Bank of Ireland, 5.09%, due 11/22/06                                  P-1   A-1       19,856
145,000 Barclays U.S. Funding Corp., 5.26% - 5.28%, due 10/10/06 - 12/12/06   P-1   A-1+     144,100
 30,156 Barton Capital Corp., 5.26%, due 10/6/06                              P-1   A-1       30,138
 15,000 Bear Stearns Co., Inc., 5.44%, due 10/3/06                            P-1   A-1       15,000(mu)
 13,000 Beta Finance, Inc., 5.32%, due 10/23/06                               P-1   A-1+      12,960
 77,100 Caisse Nationale d'Epargne, 5.26% - 5.30%, due 10/23/06 - 2/15/07     P-1   A-1+      75,899
 35,000 Caterpillar Financial, 5.30% & 5.39%, due 10/26/06 & 11/13/06         P-1   A-1       34,848
 50,417 Chariot Funding LLC, 5.26%, due 11/8/06                               P-1   A-1+      50,144
 30,000 Ciesco LLC, 5.27%, due 11/17/06                                       P-1   A-1+      29,798
 40,000 CIT Group, Inc., 5.26%, due 1/19/07                                   P-1   A-1       39,363
135,725 Citibank Credit Card Master Trust,
        5.26% & 5.40%, due 10/16/06 & 11/9/06                                 P-1   A-1      135,144**
 35,000 Citibank Credit Card Master Trust, 5.40%, due 10/20/06                P-1   A-1       34,906
123,000 CRC Funding LLC, 5.26% - 5.37%, due 10/5/06 - 12/13/06                P-1   A-1+     122,296
 25,000 Credit Suisse First Boston, 5.39%, due 11/6/06                        P-1   A-1+      24,869
125,000 Crown Point Capital Co., 5.26%, due 10/5/06 & 1/12/07                 P-1   A-1      124,222
 15,000 Danske Corp., 5.08%, due 10/23/06                                     P-1   A-1+      14,956

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                  RATING        VALUE++
(000's omitted)                                                                Moody's S&P  (000's omitted)
$140,650 Depfa Bank PLC, 5.21% - 5.42%, due 11/16/06 - 1/5/07                    P-1   A-1+     $139,381
 170,000 DZ Bank AG, 5.26% - 5.28%, due 10/2/06 - 11/1/06                        P-1   A-1       169,546
  54,915 Edison Asset Securitization LLC, 5.24% & 5.26%, due 10/16/06 & 1/3/07   P-1   A-1+       54,343
  19,909 Fairway Finance, 5.26%, due 10/2/06                                     P-1   A-1        19,909**
  50,000 Galleon Capital LLC, 5.28%, due 11/8/06                                 P-1   A-1        49,729
  25,000 Grampian Funding LLC, 5.41%, due 1/9/07                                 P-1   A-1+       24,628
  14,000 Grampian Funding LLC, 5.23%, due 3/20/07                                P-1   A-1+       13,656**
 161,375 HBOS Treasury Services PLC, 5.26% - 5.28%, due 11/13/06 - 12/8/06       P-1   A-1+      159,949
  35,000 ING America Insurance Holdings, Inc., 5.40%, due 12/4/06                P-1   A-1+       34,670
  45,396 Ivory Funding Corp., 5.27% - 5.28%, due 12/1/06 - 12/15/06              P-1   A-1        44,965
  50,000 Jupiter Securitization Corp., 5.28%, due 11/7/06                        P-1   A-1        49,736
  50,000 Lexington Parker Capital, 5.29%, due 10/19/06                           P-1   A-1        49,999(mu)
  35,000 Lexington Parker Capital, 5.24% - 5.28%, due 2/16/07 - 3/1/07           P-1   A-1        34,280
  65,632 Mont Blanc Capital Corp., 5.26% & 5.39%, due 10/10/06 & 12/7/06         P-1   A-1+       65,284
 135,000 Nationwide Building, 5.23% - 5.40%, due 10/6/06 - 3/7/07                P-1   A-1       133,649
  64,692 Old Line Funding Corp., 5.26% & 5.30%, due 11/1/06 & 11/6/06            P-1   A-1+       64,385
  75,358 Park Granada LLC, 5.27% & 5.28%, due 10/31/06 & 11/1/06                 P-1   A-1+       75,032
  22,000 Picaros Funding, 5.35% & 5.42%, due 11/3/06 & 2/2/07                    P-1   A-1        21,759
  97,772 Regency Markets No.1 LLC, 5.29% - 5.41%, due 10/20/06 - 11/15/06        P-1   A-1        97,252
 160,000 Scaldis Capital LLC, 5.27% & 5.33%, due 10/10/06 & 11/8/06              P-1   A-1+      159,382
  17,000 Solitaire Funding LLC, 5.26%, due 11/13/06                              P-1   A-1+       16,896
  57,500 Spintab, 5.26% & 5.27%, due 11/22/06 & 12/7/06                          P-1   A-1        56,961
  10,000 Svenska Handelsbanken, 5.08%, due 10/23/06                              P-1   A-1+        9,970
  58,886 Thunder Bay Funding, Inc., 5.26%, due 10/2/06 & 10/16/06                P-1   A-1        58,845
  40,000 Westpac Banking Corp., 5.23% & 5.35%, due 12/1/06 & 2/20/07             P-1   A-1+       39,296
  55,000 Whistlejacket Capital LLC, 5.35%, due 11/27/06                          P-1   A-1+       54,997**(mu)
         Total Commercial Paper                                                                2,871,214

Time Deposits (1.4%)
  66,500 Marshall & Ilsley Bank, Grand Cayman, 5.25%, due 10/2/06                P-1   A-1        66,500

Corporate Debt Securities (28.5%)
  15,000 American Express Bank FSB, Floating Rate Bank Notes,
         5.30%, due 10/12/06                                                     P-1   A-1        15,000(mu)
  12,440 American Express Credit Corp., Floating Rate Medium-Term
         Senior Notes, 5.42%, due 10/16/06                                       P-1   A-1        12,443(mu)
  15,000 American Honda Finance, Floating Rate Medium-Term Notes,
         5.50%, due 10/12/06                                                     P-1   A-1        15,002**(mu)
  50,000 Bank of America NA, Floating Rate Bank Notes, 5.32%, due 11/15/06       P-1   A-1+       50,000(mu)
  12,500 Bank of Ireland, Floating Rate Medium-Term Notes,
         5.31%, due 10/19/06                                                     P-1   A-1+       12,500**(mu)
  59,751 Bear Stearns Co., Inc., Floating Rate Medium-Term Notes, Ser. B,
         5.50% & 5.67%, due 10/16/06 & 2/26/07                                   P-1   A-1        59,758(mu)

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                RATING        VALUE++
(000's omitted)                                                              Moody's S&P  (000's omitted)
$15,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        5.48%, due 10/2/06                                                     P-1   A-1+      $15,003**(mu)
 40,000 Calyon NY, Floating Rate Notes, 5.42%, due 11/10/06                    P-1   A-1+       39,995(mu)
 17,000 Citigroup Inc., Floating Rate Notes, 5.45%, due 12/4/06                P-1   A-1+       17,009(mu)
 25,000 Credit Agricole (London), Floating Rate Notes, 5.48%, due 10/23/06     P-1   A-1+       25,000**(mu)
 30,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes,
        5.29%, due 10/16/06                                                    P-1   A-1+       30,000**(mu)
 10,000 HBOS Treasury Services PLC, Notes, 3.13%, due 1/12/07                  P-1   A-1+        9,939**
  9,124 Household Finance Corp., Notes, 5.75%, due 1/30/07                     P-1   A-1+        9,134
 22,250 HSBC Finance Corp., Floating Rate Medium-Term Notes,
        5.44%, due 11/28/06                                                    P-1   A-1+       22,254(mu)
120,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        5.32% - 5.49%, due 10/5/06 - 12/18/06                                  P-1   A-1+      119,991**(mu)
120,000 Links Finance LLC, Floating Rate Medium-Term Notes,
        5.29% - 5.40%, due 10/3/06 - 11/24/06                                  P-1   A-1+      119,996**(mu)
 10,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C,
        5.53%, due 11/27/06                                                    P-1   A-1        10,006(mu)
 20,000 Natexis Banques Populaires, Floating Rate Bonds, 5.31%, due 10/16/06   P-1   A-1+       20,000**(mu)
 17,200 Nationwide Building, Floating Rate Notes, 5.62%, due 10/20/06          P-1   A-1        17,222**(mu)
 22,350 Nationwide Building, Notes, 2.63%, due 1/30/07                         P-1   A-1        22,156**
155,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
        5.31% - 5.36%, due 10/6/06 - 12/29/06                                  P-1   A-1+      154,999**(mu)
 40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        5.30%, due 10/2/06                                                     P-1   A-1+       40,000**(mu)
 20,000 Royal Bank of Scotland PLC, Senior Unsecured Floating Rate Notes,
        5.32%, due 10/23/06                                                    P-1   A-1+       20,002**(mu)
105,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        5.29% - 5.50%, due 10/20/06 - 12/20/06                                 P-1   A-1+      104,996**(mu)
  9,000 Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07             P-1   A-1+        9,000**
167,500 Tango Finance Corp., Floating Rate Medium-Term Notes,
        5.29% - 5.36%, due 10/25/06 - 12/26/06                                 P-1   A-1+      167,486**(mu)
 25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
        5.31%, due 12/15/06                                                    P-1   A-1+       25,000(mu)
 66,100 Wachovia Corp., Senior Floating Rate Notes, 5.59%, due 10/23/06        P-1   A-1        66,163(mu)
 15,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                              P-1   A-1        15,003
 28,000 Wells Fargo & Co., Floating Rate Notes, 5.34%, due 10/16/06            P-1   A-1+       28,000**(mu)
 28,800 Westpac Banking Corp., Floating Rate Notes, 5.46%, due 11/27/06        P-1   A-1+       28,814**(mu)
 90,000 Whistlejacket Capital LLC, Floating Rate Medium-Term Notes,
        5.28% - 5.35%, due 10/23/06 - 12/13/06                                 P-1   A-1+       89,995**(mu)
        Total Corporate Debt Securities                                                      1,391,866

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                          RATING        VALUE++
(000's omitted)                                                        Moody's S&P  (000's omitted)

Promissory Notes (2.8%)
$135,000 Goldman Sachs Group, 5.35% - 5.44%, due 10/2/06                 P-1   A-1      $135,000(mu)

Asset-Backed Securities (0.9%)
  32,179 Capital One Auto Finance Trust,
         5.12% & 5.48%, due 10/16/06 & 11/15/06                          P-1   A-1+       32,179
  12,427 Harley-Davidson Motorcycle Trust, Ser. 2006-3, Class A1,
         5.37%, due 9/15/07                                              P-1   A-1+       12,427

         Total Asset-Backed Securities                                                    44,606
         Total Investments (100.0%)                                                    4,876,627
         Liabilities, less cash, receivables and other assets [(0.0%)]                    (1,570)
         Total Net Assets (100.0%)                                                    $4,875,057

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At
    September 30, 2006, these securities amounted to $1,273,807,000 or 26.1% of net assets for the Portfolio.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2006.

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Assets and Liabilities (Unaudited)


Institutional Liquidity Trust

(000's omitted)

                                                                                Prime
                                                                            Portfolio
Assets
Investments in securities, at value* (Note A)-see Schedule of Investments:
Unaffiliated issuers                                                       $4,876,627
Cash                                                                              429
Interest receivable                                                            13,373
Prepaid expenses                                                                   26
                                                                           ----------
Total Assets                                                                4,890,455
                                                                           ----------

Liabilities
Payable for securities purchased                                               15,000
Payable to investment manager-net (Note B)                                        384
Accrued expenses and other payables                                                14
                                                                           ----------
Total Liabilities                                                              15,398
                                                                           ----------
Net Assets Applicable to Investors' Beneficial Interests                   $4,875,057
                                                                           ----------

Net Assets consist of:
Paid-in capital                                                            $4,875,057
                                                                           ----------

*Cost of investments:
Unaffiliated issuers                                                       $4,876,627
                                                                           ----------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Operations

Institutional Liquidity Trust

(000's omitted)

                                                                               PRIME PORTFOLIO
                                                                      ------------------------
                                                                      For the Six Months Ended
                                                                            September 30, 2006
                                                                                   (Unaudited)
Investment Income
Income:
Interest income-unaffiliated issuers (Note A)                                         $120,368
                                                                      ------------------------

Expenses:
Investment management fees (Note B)                                                      2,309
Audit fees                                                                                   7
Custodian fees (Note B)                                                                    223
Insurance expense                                                                           53
Legal fees                                                                                   3
Rating agency fees                                                                          11
Shareholder reports                                                                          3
Trustees' fees and expenses                                                                 14
Miscellaneous                                                                                6
                                                                      ------------------------
Total expenses                                                                           2,629

Investment management fees waived (Note B)                                                (462)
Expenses reduced by custodian fee expense offset arrangement (Note B)                      (19)
                                                                      ------------------------
Total net expenses                                                                       2,148
                                                                      ------------------------
Net investment income                                                                 $118,220
                                                                      ------------------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                                     (59)
                                                                      ------------------------
Net increase (decrease) in net assets resulting from operations                       $118,161
                                                                      ------------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Changes in Net Assets

Institutional Liquidity Trust

(000's omitted)

                                                                                     PRIME PORTFOLIO
                                                                            --------------------------------
                                                                              Six Months Ended
                                                                            September 30, 2006     Year Ended
                                                                                   (Unaudited) March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                      $118,220          $76,803
Net realized gain (loss) on investments                                                (59)             (78)
Net increase (decrease) in net assets resulting from operations                    118,161           76,725

Transactions in Investors' Beneficial Interest:
Contributions                                                                   13,329,688       14,573,443
Withdrawals                                                                    (11,778,991)     (12,721,501)
Net increase (decrease) from transactions in investors' beneficial interest      1,550,697        1,851,942
Net Increase (Decrease) in Net Assets                                            1,668,858        1,928,667

Net Assets:
Beginning of period                                                              3,206,199        1,277,532
End of period                                                                   $4,875,057       $3,206,199

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust (Unaudited)

Note A--Summary of Significant Accounting Policies:

1 General: The Prime Portfolio (the "Portfolio") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

    Other investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolio's investment manager and Lehman Brothers
    Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolio, whose financial statements are not presented herein, also invest in the Portfolio.

    The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Income tax information: It is the policy of the Portfolio to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolio to conduct its operations so that its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: The Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Portfolio or the Trust, are allocated among the Portfolio and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: The Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the

--------------------------------------------------------------------------------

    Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of the Portfolio. This undertaking is terminable by Management upon notice to the Portfolio. For the six months ended September 30, 2006, such waived fees amounted to $461,751 for the Portfolio.

    Management and LBAM, the sub-adviser to the Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to the Portfolio, receives a monthly fee paid by Management, based on an annual rate of the Portfolio's average daily net assets. The Portfolio does not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

    The Portfolio has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2006, the impact of this arrangement was a reduction of expenses of $18,871 for the Portfolio.

Note C--Securities Transactions:

    All securities transactions for the Portfolio were short-term.

Note D--Unaudited Financial Information:

    The financial information included in this interim report is taken from the records of the Portfolio without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

--------------------------------------------------------------------------------

Financial Highlights

Prime Portfolio

                                                                             Period from
                                          Six Months Ended                  December 27,
                                        September 30, 2006     Year Ended       2004^ to
                                               (Unaudited) March 31, 2006 March 31, 2005
Ratios to Average Net Assets:
Gross Expenses#                                   .09%*            .11%           .12%*
Net Expenses++                                    .09%*            .10%           .11%*
Net Investment Income (Loss)                     5.12%*           3.78%          2.43%*
Total Return+                                   +2.61%**         +3.87%         +0.66%**
Net Assets, End of Period (in millions)      $4,875.1         $3,206.2       $1,277.5

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)


# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

                          Six Months Ended       Year Ended        Period Ended
                        September 30, 2006     March 31, 2006     March 31, 2005
        Prime Portfolio        .11%                 .12%             .13%/(1)/

    (1) Period from December 27, 2004 (commencement of operations) to March 31, 2005.

+ Total Return for the Portfolio has been calculated based on the total return for a feeder fund that invests all of its net investable assets in the Portfolio. Total Return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of Institutional Liquidity Trust. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for the Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

--------------------------------------------------------------------------------
Board Consideration of the Management and Sub-Advisory Agreements


At a meeting held on September 27, 2006, the Board of Trustees of Institutional Liquidity Trust ("Board"), including Trustees who are not "interested persons" of Neuberger Berman Management Inc. ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Prime Portfolio ("Master Portfolio"). Lehman Brothers Prime Reserve Money Fund ("Feeder Fund") invests all of its net investable assets in Prime Portfolio. The term "Fund" is used throughout this section to refer to the Feeder Fund or its corresponding Master Portfolio, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management Inc. ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services to be provided by Management and Lehman Brothers Asset Management; (2) the performance of the Fund compared to relevant market indices and a peer group of investment companies; (3) the costs of the services to be provided and profits historically realized by Management and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale might be realized as the Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in the Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements and whether the Agreements were in the best interests of the Fund and its shareholders. The Board considered, with respect to the Fund, the nature, extent and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Fund. The Board requested and evaluated a report from Management that addressed specific factors designed to inform the Board's consideration of these and other issues.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of the Fund and the degree of risk undertaken by the portfolio managers. The Board considered the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management dedicated to performing services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of the Fund, the Board considered the performance of the Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies.

--------------------------------------------------------------------------------

With respect to the overall fairness of the Agreements, the Board considered the Fund's fee structure as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates. The Board also considered the profitability of Management and its affiliates from their association with the Fund.

The Board reviewed a comparison of the Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the mean and median of the management fees and expense ratios of the peer group. In addition, the Board considered the contractual and voluntary limits on Fund expenses undertaken by Management for the Fund.

The Board considered whether there were other funds that were sub-advised by Management or its affiliates or separate accounts managed by Management with similar investment objectives, policies and strategies as the Fund. The Board compared the fees charged to comparable separate accounts to the fees charged to the Fund at various asset levels. The Board considered the appropriateness and reasonableness of the differences between the fees charged between the Fund and the comparable separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any actual or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered the relatively low level of the management fee and the contractual and voluntary expense limit for the Fund.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund, the Board reviewed specific data as to Management's profit or loss on the Fund since its inception. The Board also carefully examined Management's cost allocation methodology. It also reviewed an analysis from an independent data consultant on investment management profitability margins. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Fund and, based on its review, concluded it was satisfied that Management's level of profitability from its relationship with the Fund was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of the Fund and its shareholders. In reaching this determination, the Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to the Fund; that the performance of the Fund was satisfactory; that the Fund's fee structure appeared to the Board to be reasonable given the quality of services expected to be provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to the Fund.

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management Inc.

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

F0369 11/06

ITEM 2.   CODE OF ETHICS.

The Board of Trustees ("Board") of Lehman Brothers Reserve Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics was included as an exhibit to Registrant's Form N-CSR filed on June 5, 2006. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Only required in an annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The complete schedule of investments for each series of the "master" fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant's semi-annual report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)    Not applicable.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS RESERVE LIQUIDITY SERIES



By: /s/ Peter E. Sundman
   -----------------------
   Peter E. Sundman
   Chief Executive Officer

Date: December 1, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: December 1, 2006



By: /s/ John M. McGovern
   ------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: December 1, 2006